DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2014
Entity [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	K2M GROUP HOLDINGS, INC.
Entity Central Index Key	0001499807
Entity Filer Category	Non-accelerated Filer